PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation, as of December 31, 2021 and 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
Servers and network equipment	90,566	98,446	1,399.6
Finance lease right-of-use assets	18,058	26,674	379.2
Land, land rights and buildings	18,893	19,096	271.5
Infrastructure systems	16,633	19,120	271.8
Office furniture and equipment	9,180	11,923	169.5
Other equipment	7,387	10,063	143.1
Leasehold improvements	3,284	4,507	64.1
Assets not yet in use	18,518	42,170	599.5
Total	182,519	231,999	3,298.3
Less: accumulated depreciation	(84,194)	(104,293)	(1,482.7)
Total property and equipment, net	98,325	127,706	1,815.6